Mar. 14, 2025
-1x Solana ETF
-1x Solana ETF
Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of SOL. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	-1x Solana ETF -1x Solana ETF
Management Fees	1.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	1.35%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years
-1x Solana ETF | -1x Solana ETF | USD ($)	138	430

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to SOL futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission (“Solana Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Solana Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to the inverse (-1x) performance of the price of SOL for a single day. For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of SOL that is reflected in the next, or second to next, expiring Solana Futures Contract. If the Fund is invested in other Solana-Linked Instruments, the value of SOL will be determined by an average of how SOL is valued in the financial instruments in which the Fund invests.

The Fund does not invest directly in SOL. Instead, the Fund seeks to benefit from increases in the price of Solana Futures Contracts for a single day. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Solana-Linked Instruments. For purposes of this policy, “Solana-Linked Instruments” means Solana Futures Contracts and (i) shares of other SOL-linked exchange-traded investment products not registered under as investment companies (“Solana-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”) (such Solana-Linked ETPs are currently unavailable for investment, though are expected to become available in the future); and (ii) swap agreement transactions that reference SOL, Solana-Linked ETPs, Solana Futures Contracts, or SOL-referenced indexes.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to SOL and/or Solana Futures Contracts.

Solana Futures Contracts

In order to obtain inverse (-1x) daily exposure to SOL, the Fund intends to typically enter into cash-settled Solana Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its inverse (-1x) daily exposure to SOL, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its position by buying the shorter term contract at a relatively lower price and selling a longer-dated contract at a relatively higher price. The presence of contango may positively affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called

“backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its position by buying the shorter term contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. The presence of backwardation will adversely affect the performance of the Fund. Further, the returns of the Fund’s Solana Futures Contracts may differ from that of SOL due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in Solana Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A..

If circumstances occur where market prices for Solana Futures Contracts were not readily available, the Fund would fair value its Solana Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Solana Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and SOL prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Solana Network and SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Like the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana Protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana Network uses a proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. Proof-of-stake is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining”.

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution.

Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network, like the Ethereum network, is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

The price of SOL has historically shown a correlation with meme coin activity on its blockchain. While not entirely dependent, meme coin trends have significantly influenced SOL’s price movements in recent times. During the meme coin frenzy in early 2025, SOL hit an all-time high of $294, with over $50 billion in trading volume over a single weekend. Surges in meme coin activity have led to increased network usage, as SOL is used to pay fees for transactions involving other tokens on the Solana blockchain. In February 2025, after reaching a peak of $261 in January, SOL experienced a 60% price drop as the meme coin hype cooled down. However, it’s important to note that while meme coins seem to have had a significant impact of the value of SOL, other factors also influence SOL’s price, such as overall market conditions, technological developments, and regulatory changes. As well, the long-term sustainability of this relationship between meme coins and SOL’s price remains uncertain.

As of early 2025, approximately 490 million SOL tokens are in circulation, with a total supply of around 594 million SOL. SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Solana Futures Contracts. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to SOL, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Solana Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with

Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Solana-Linked ETPs

The Fund may invest in shares of Solana-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot SOL, and trade intra-day on a national securities exchange. Solana-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the SOL held by the ETP. This means that the sponsor of the ETP does not sell SOL at times when its price is high or acquire SOL at low prices in the expectation of future price increases. Although the shares of a Solana-Linked ETP are not the exact equivalent of a direct investment in SOL, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to SOL through the securities market.

Solana-Linked ETPs, though currently unavailable for investment, are expected to become available in the future. Solana-Linked ETPs have not yet been approved by the SEC; accordingly, such ETPs must file a registration statement on Form S-1 and subsequently be declared effective before the Solana-Linked ETPs may become available for investment. Furthermore, the SEC’s Division of Trading and Markets must approve a rule change filed on behalf of securities exchange pursuant to Form 19b-4 permitting the exchange to list and trade shares of the Solana-Linked ETPs before such ETPs become available for investment.

Swaps that reference SOL, Solana-Linked ETPs, Solana Futures Contracts, or SOL-referenced indexes.

The Fund may invest in cash-settled swap agreements referencing SOL, Solana-Linked ETPs, Solana Futures Contracts or SOL-referenced indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be SOL, shares of Solana-Linked ETPs, Solana Futures Contracts, or SOL-referenced indexes.

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.